Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Federal Funds Purchased and Other Short-term Borrowings

Short-term borrowings, which consist of federal funds purchased and other short-term borrowings are summarized as follows:

	At December 31, 2018		At December 31, 2017
	Federal Funds Purchased	Short-term Borrowings	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$188,600	$—	$56,900
Maximum indebtedness during the year	20,000	225,300	20,000	115,050
Average balance during the year	116	113,520	119	38,825
Average rate paid during the year	2.58%	2.07%	1.68%	1.12%
Interest rate on year end balance	—	2.45%	—	1.42%

	At December 31, 2016
	Federal Funds Purchased	Short-term Borrowings
Outstanding balance at year end	$—	$31,000
Maximum indebtedness during the year	20,000	70,400
Average balance during the year	116	10,483
Average rate paid during the year	0.86%	0.42%
Interest rate on year end balance	—	0.64%